FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-03143

                     Templeton Global Smaller Companies Fund
               (Exact name of registrant as specified in charter)

        500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/07
                           ---------


Item 1. Schedule of Investments.



Templeton Global Smaller Companies Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................   3

Notes to Statement of Investments .........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 94.0%
    AUSTRALIA 3.7%
    Billabong International Ltd. ...............           Textiles, Apparel & Luxury Goods             369,406      $    5,664,355
    Downer EDI Ltd. ............................            Commercial Services & Supplies            2,862,648          17,714,490
    Iluka Resources Ltd. .......................                   Metals & Mining                    3,557,174          17,651,110
    PaperlinX Ltd. .............................               Paper & Forest Products                7,001,361          23,953,700
                                                                                                                     ---------------
                                                                                                                         64,983,655
                                                                                                                     ---------------

    BAHAMAS 0.6%
  a Steiner Leisure Ltd. .......................            Diversified Consumer Services               203,500          10,158,720
                                                                                                                     ---------------

    BELGIUM 0.8%
    Barco NV ...................................          Electronic Equipment & Instruments            151,370          13,614,709
                                                                                                                     ---------------

    BRAZIL 0.5%
  b Companhia de Saneamento de Minas Gerais,
     144A ......................................                   Water Utilities                      526,500           8,496,356
                                                                                                                     ---------------

    CANADA 8.1%
    Abitibi-Consolidated Inc. ..................               Paper & Forest Products                6,156,970          15,035,265
  a ATS Automation Tooling Systems Inc. ........                      Machinery                         681,700           5,051,519
    Dorel Industries Inc., B ...................                  Household Durables                    362,300          11,694,751
  a GSI Group Inc. .............................          Electronic Equipment & Instruments          1,071,820          11,575,656
    Legacy Hotels ..............................                     Real Estate                        837,100          10,925,847
    Linamar Corp. ..............................                   Auto Components                      690,000          12,524,326
    MDS Inc. ...................................           Health Care Providers & Services             970,300          19,700,140
  a Mega Brands Inc. ...........................             Leisure Equipment & Products               591,100          11,685,950
  a Open Text Corp. ............................             Internet Software & Services               731,300          16,619,833
    Quebecor World Inc. ........................            Commercial Services & Supplies            1,030,960          12,587,975
  a Saxon Energy Services Inc. .................             Energy Equipment & Services              2,859,000          14,685,545
                                                                                                                     ---------------
                                                                                                                        142,086,807
                                                                                                                     ---------------

    CHINA 7.9%
  a AAC Acoustic Technology Holdings Inc. ......               Communications Equipment               9,478,000           9,832,076
    Bio-Treat Technology Ltd. ..................            Commercial Services & Supplies           20,258,000          11,724,760
    China Oilfield Services Ltd. ...............             Energy Equipment & Services             19,652,000          18,171,361
  a China Pharmaceutical Group Ltd. ............                   Pharmaceuticals                   26,320,000          10,112,316
    China Resources Power Holdings Co. Ltd. ....     Independent Power Producers & Energy Traders     4,680,000           9,182,229
    People's Food Holdings Ltd. ................                    Food Products                    29,293,000          35,632,058
    Sinotrans Ltd., H ..........................               Air Freight & Logistics               34,391,000          15,459,500
  a TCL Communication Technology Holdings
     Ltd. ......................................               Communications Equipment             143,878,875           6,633,505
    Weiqiao Textile Co. Ltd., H ................           Textiles, Apparel & Luxury Goods           9,651,000          21,456,829
                                                                                                                     ---------------
                                                                                                                        138,204,634
                                                                                                                     ---------------

    DENMARK 0.5%
  a Vestas Wind Systems AS .....................                 Electrical Equipment                   122,590           8,614,929
                                                                                                                     ---------------

    FINLAND 2.0%
    Amer Sports OYJ ............................             Leisure Equipment & Products               778,180          17,801,684
    Elcoteq SE, A ..............................               Communications Equipment                 756,951           6,396,752
    Huhtamaki OYJ ..............................                Containers & Packaging                  586,040          10,488,443
                                                                                                                     ---------------
                                                                                                                         34,686,879
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 3

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    GERMANY 3.0%
    Celesio AG .................................            Health Care Providers & Services            302,000      $   20,335,570
  a Jenoptik AG ................................           Electronic Equipment & Instruments           977,110          10,426,745
  a Vossloh AG .................................                        Machinery                       187,900          21,969,931
                                                                                                                     ---------------
                                                                                                                         52,732,246
                                                                                                                     ---------------

    HONG KONG 5.3%
    Asia Satellite Telecommunications Holdings
     Ltd. ......................................         Diversified Telecommunication Services       3,454,500           7,167,104
    Dah Sing Financial Group ...................                    Commercial Banks                  1,519,600          12,688,795
    Fountain Set (Holdings) Ltd. ...............           Textiles, Apparel & Luxury Goods          33,524,000          12,150,265
    Giordano International Ltd. ................                   Specialty Retail                  20,439,348           9,423,518
    Hang Lung Group Ltd. .......................                     Real Estate                      1,665,000           6,684,906
    Hopewell Holdings Ltd. .....................            Transportation Infrastructure             2,982,000          13,061,025
    Hung Hing Printing Group Ltd. ..............                Containers & Packaging               20,862,508          11,782,803
    Ngai Lik Industrial Holding Ltd. ...........                  Household Durables                 13,886,000           1,547,177
    Techtronic Industries Co. Ltd. .............                  Household Durables                  2,869,242           4,042,066
    Yue Yuen Industrial Holdings Ltd. ..........           Textiles, Apparel & Luxury Goods           4,196,500          13,865,976
                                                                                                                     ---------------
                                                                                                                         92,413,635
                                                                                                                     ---------------

    INDIA 0.4%
  b Gail India Ltd., GDR, 144A .................                    Gas Utilities                       157,710           7,097,829
                                                                                                                     ---------------

    INDONESIA 0.4%
    PT Indosat Tbk .............................        Diversified Telecommunication Services        9,955,000           7,612,581
                                                                                                                     ---------------

    ISRAEL 0.8%
  a Orbotech Ltd. ..............................          Electronic Equipment & Instruments            614,700          13,744,692
                                                                                                                     ---------------

    JAPAN 4.7%
    Descente Ltd. ..............................           Textiles, Apparel & Luxury Goods           1,606,500           7,695,888
    MEITEC Corp. ...............................            Commercial Services & Supplies              304,100           8,745,686
    Nichii Gakkan Co. ..........................           Health Care Providers & Services             739,200          11,370,439
    Sangetsu Co. Ltd. ..........................                  Household Durables                    186,800           4,044,519
    Sanyo Shinpan Finance Co. Ltd. .............                   Consumer Finance                     346,000           9,268,365
    Sohgo Security Services Co. Ltd. ...........            Commercial Services & Supplies            1,337,700          24,786,471
    Takuma Co. Ltd. ............................                      Machinery                       2,627,000          16,318,915
                                                                                                                     ---------------
                                                                                                                         82,230,283
                                                                                                                     ---------------

    LUXEMBOURG 0.3%
  a Thiel Logistik AG ..........................                     IT Services                      1,547,850           5,936,163
                                                                                                                     ---------------

    NETHERLANDS 6.7%
    Aalberts Industries NV .....................                      Machinery                         262,356           7,357,340
    Draka Holding NV ...........................                 Electrical Equipment                   328,886          13,856,724
    Imtech NV ..................................              Construction & Engineering                192,410          17,021,172
    OPG Groep NV ...............................           Health Care Providers & Services             838,560          30,297,761
    SBM Offshore NV ............................             Energy Equipment & Services                370,390          13,691,468
    Vedior NV ..................................            Commercial Services & Supplies            1,178,610          34,987,083
                                                                                                                     ---------------
                                                                                                                        117,211,548
                                                                                                                     ---------------


4 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    NORWAY 1.1%
    Norske Skogindustrier ASA ..................                Paper & Forest Products               1,133,650      $   17,011,611
  b Norske Skogindustrier ASA, 144A ............                Paper & Forest Products                 183,426           2,752,500
                                                                                                                     ---------------
                                                                                                                         19,764,111
                                                                                                                     ---------------
    PHILIPPINES 0.0% c
  a First Gen Corp. ............................     Independent Power Producers & Energy Traders       610,000             797,946
                                                                                                                     ---------------
    SINGAPORE 1.6%
    Cerebos Pacific Ltd. .......................                    Food Products                       746,253           1,786,205
    Huan Hsin Holdings Ltd. ....................          Electronic Equipment & Instruments          6,101,000           2,393,957
    Osim International Ltd. ....................                   Specialty Retail                  10,597,200           4,851,246
    Venture Corp. Ltd. .........................          Electronic Equipment & Instruments          1,971,000          19,463,802
                                                                                                                     ---------------
                                                                                                                         28,495,210
                                                                                                                     ---------------
    SOUTH KOREA 4.6%
    Bank of Pusan ..............................                   Commercial Banks                   1,793,670          27,260,304
    Daeduck Electronics Co. Ltd. ...............          Electronic Equipment & Instruments          1,221,875           8,758,252
    Daegu Bank Co. Ltd. ........................                   Commercial Banks                     785,340          12,824,469
    Halla Climate Control Corp. ................                   Auto Components                    1,104,000          11,816,459
    Sindo Ricoh Co. ............................                  Office Electronics                    110,350           7,077,149
    Youngone Corp. .............................           Textiles, Apparel & Luxury Goods           1,990,740          12,917,548
                                                                                                                     ---------------
                                                                                                                         80,654,181
                                                                                                                     ---------------
    SWEDEN 1.0%
    D. Carnegie & Co. AB .......................                    Capital Markets                     877,886          17,510,518
                                                                                                                     ---------------
    SWITZERLAND 2.1%
    Kuoni Reisen Holding AG, B .................            Hotels, Restaurants & Leisure                12,720           7,726,714
    Verwaltungs-und Privat-Bank AG .............                    Capital Markets                      75,518          19,175,456
    Vontobel Holding AG ........................                    Capital Markets                     160,170           9,860,237
                                                                                                                     ---------------
                                                                                                                         36,762,407
                                                                                                                     ---------------
    TAIWAN 8.4%
    AcBel Polytech Inc. ........................                 Electrical Equipment                15,774,595           7,831,190
  a BenQ Corp. .................................               Computers & Peripherals               12,137,000           4,445,518
    D-Link Corp. ...............................               Communications Equipment              22,170,610          46,441,841
  a Fu Sheng Industrial Co. Ltd. ...............             Leisure Equipment & Products             9,004,694          10,139,992
    Giant Manufacturing Co. Ltd. ...............             Leisure Equipment & Products             3,682,000           5,572,877
    Pihsiang Machinery Manufacturing Co. Ltd. ..           Health Care Equipment & Supplies           8,528,000          17,399,340
    Simplo Technology Co. Ltd. .................               Computers & Peripherals                4,857,600          24,115,223
    Ta Chong Bank Ltd. .........................                   Commercial Banks                  52,393,000          13,702,907
    Taiwan Fu Hsing ............................                  Building Products                   9,336,180           8,153,437
    Test-Rite International Co. Ltd. ...........                     Distributors                    16,149,387           9,190,509
                                                                                                                     ---------------
                                                                                                                        146,992,834
                                                                                                                     ---------------
    THAILAND 3.2%
    Bank of Ayudhya Public Co. Ltd. ............                    Commercial Banks                 18,625,300          11,723,157
    BEC World Public Co. Ltd., fgn. ............                         Media                       11,961,000           8,322,798
    Glow Energy Public Co. Ltd., fgn. ..........     Independent Power Producers & Energy Traders    16,956,900          14,687,657
  a Total Access Communication Public Co. Ltd.,
     fgn. ......................................           Wireless Telecommunication Services       16,660,000          20,658,400
                                                                                                                     ---------------
                                                                                                                         55,392,012
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 5

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                         INDUSTRY                     SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    UNITED KINGDOM 10.6%
    Bodycote International PLC .................                        Machinery                     4,450,330      $   25,818,145
    Burberry Group PLC .........................             Textiles, Apparel & Luxury Goods           804,310          10,884,969
    Fiberweb PLC ...............................                     Personal Products                2,002,120           6,689,583
    FKI PLC ....................................                        Machinery                    10,620,680          29,019,946
    Future PLC .................................                         Media                       11,231,610           9,006,628
    GAME Group PLC .............................                    Specialty Retail                 16,058,130          56,436,299
  a iSOFT Group PLC ............................                  Healthcare Technology               8,880,540           7,956,520
    John Wood Group PLC ........................              Energy Equipment & Services             2,861,570          17,592,646
    Yule Catto & Company PLC ...................                       Chemicals                      4,779,020          22,307,749
                                                                                                                     ---------------
                                                                                                                        185,712,485
                                                                                                                     ---------------
    UNITED STATES 15.7%
  a Agile Software Corp. .......................                        Software                      1,759,250          14,109,185
  a BearingPoint Inc. ..........................                      IT Services                     1,141,250           8,433,838
    Blockbuster Inc., A ........................                     Specialty Retail                 1,608,230           7,108,377
    Bowater Inc. ...............................                 Paper & Forest Products                811,100          16,862,769
  a Bristow Group Inc. .........................              Energy Equipment & Services               303,390          14,944,991
  a Convergys Corp. ............................                      IT Services                       650,230          16,736,920
  a Domtar Corp. ...............................                Paper & Forest Products                 892,900           9,649,135
  a Input/Output Inc. ..........................              Energy Equipment & Services             1,123,680          18,012,590
  a The Interpublic Group of Cos. Inc. .........                         Media                            6,603              77,585
    Irwin Financial Corp. ......................                    Commercial Banks                    842,260          13,391,934
  a K2 Inc. ....................................              Leisure Equipment & Products            1,206,030          18,404,018
a,d Leapfrog Enterprises Inc. ..................              Leisure Equipment & Products            2,352,630          26,137,719
    Pier 1 Imports Inc. ........................                    Specialty Retail                  2,979,440          22,435,183
  a RC2 Corp. ..................................              Leisure Equipment & Products              292,400          13,140,456
  a Scholastic Corp. ...........................                         Media                          363,740          11,556,020
a,d Sharper Image Corp. ........................                      Specialty Retail                  937,400          10,695,734
  a SigmaTel Inc. ..............................        Semiconductors & Semiconductor Equipment        862,493           2,846,227
    Tredegar Corp. .............................                 Industrial Conglomerates               874,320          20,205,535
a,d West Marine Inc. ...........................                    Specialty Retail                  1,991,430          29,652,393
                                                                                                                     ---------------
                                                                                                                        274,400,609
                                                                                                                     ---------------
    TOTAL COMMON STOCKS
     (COST $1,173,491,110) .....................                                                                      1,646,307,979
                                                                                                                     ---------------


6 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 5.8%
    GOVERNMENT AND AGENCY SECURITIES 5.8%
    UNITED STATES 5.8%
    FHLB,
       5.25%, 11/01/07 .........................                                                 $ 25,000,000        $   25,006,225
     e 6/01/07 .................................                                                   11,125,000            11,123,439
    FHLMC,
     e 7/20/07 .................................                                                   25,000,000            24,826,300
     e 8/17/07 .................................                                                   20,300,000            20,078,345
  e FNMA, 10/02/07 .............................                                                   20,000,000            19,653,200
                                                                                                                     ---------------
    TOTAL SHORT TERM INVESTMENTS
     (COST $100,673,967) .......................                                                                        100,687,509
                                                                                                                     ---------------
    TOTAL INVESTMENTS
     (COST $1,274,165,077) 99.8% ...............                                                                      1,746,995,488
    OTHER ASSETS, LESS LIABILITIES 0.2% ........                                                                          3,900,077
                                                                                                                     ---------------
    NET ASSETS 100.0% ..........................                                                                     $1,750,895,565
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA  - Federal National Mortgage Association
GDR   - Global Depository Receipt

a Non-income producing for the twelve months ended May 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the aggregate value of these securities was $18,346,685, representing 1.05% of net assets.

c Rounds to less than 0.1% of net assets.

d See Note 4 regarding holdings of 5% voting securities.

e The security is traded on a discount basis with no stated coupon rate.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7

Templeton Global Smaller Companies Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Smaller Companies Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are


8 | Quarterly Statement of Investments

Templeton Global Smaller Companies Fund

2. SECURITY VALUATION (CONTINUED)

measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .....................................   $1,277,647,940
                                                            ===============

Unrealized appreciation .................................   $  547,032,395
Unrealized depreciation .................................      (77,684,847)
                                                            ---------------
Net unrealized appreciation (depreciation) ..............   $  469,347,548
                                                            ===============

4. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund for the nine months ended May 31, 2007, were as shown below.

----------------------------------------------------------------------------------------------------------------------------------
                                      NUMBER OF                              NUMBER OF
                                     SHARES HELD                             SHARES HELD     VALUE AT                  REALIZED
                                    AT BEGINNING     GROSS       GROSS         AT END         END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                        OF YEAR      ADDITIONS   REDUCTIONS     OF PERIOD       PERIOD       INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
iSoft Group PLC .................    12,142,540           --    3,262,000     8,880,540    $        -- a     --       $  (339,858)
Leapfrog Enterprises Inc. .......     1,267,760    1,084,870           --     2,352,630     26,137,719       --                --
Pihsiang Machinery
   Manufacturing Co. Ltd. .......     7,209,000    1,319,000           --     8,528,000             -- a     --                --
Repco Corp. Ltd. ................    11,361,533           --   11,361,533            --             --                   (865,244)
Sharper Image Corp. .............       937,400           --           --       937,400     10,695,734       --                --
West Marine Inc. ................     1,991,430           --           --     1,991,430     29,652,393       --                --
                                                                                           ---------------------------------------
TOTAL AFFILIATED SECURITIES (3.80% of Net Assets).......................................   $66,485,846       --       $(1,205,102)
                                                                                           =======================================

a As of May 31, 2007 no longer an affiliate.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 9










Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Smaller Companies Fund



By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  July 26, 2007